The Company and basis of presentation	9 Months Ended
Sep. 30, 2019
The Company and basis of presentation
The Company and basis of presentation

1.    The Company and basis of presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien) registered in the commercial registry of Hof an der Saale under HRB 4019, with its business address at Else-Kröner-Str. 1, 61352 Bad Homburg v. d. Höhe, is the world’s largest kidney dialysis company, based on publicly reported revenue and number of patients treated. The Company provides dialysis treatment and related dialysis care services to persons who suffer from end-stage renal disease (“ESRD”), as well as other health care services. The Company also develops and manufactures a wide variety of health care products, which includes dialysis and non-dialysis products. The Company’s dialysis products include hemodialysis machines, peritoneal cyclers, dialyzers, peritoneal solutions, hemodialysis concentrates, solutions and granulates, bloodlines, renal pharmaceuticals and systems for water treatment. The Company’s non-dialysis products include acute cardiopulmonary and apheresis products. The Company supplies dialysis clinics it owns, operates or manages with a broad range of products and also sells dialysis products to other dialysis service providers. The Company describes certain of its other health care services as “Care Coordination.” Care Coordination currently includes, but is not limited to, the coordinated delivery of pharmacy services, vascular, cardiovascular and endovascular specialty services as well as ambulatory surgery center services, physician nephrology services, health plan services, urgent care services and ambulant treatment services. Until June 28, 2018, Care Coordination also included the coordinated delivery of emergency, intensivist and hospitalist physician services as well as transitional care which the Company refers to as “hospital related physician services.” All of these Care Coordination services together with dialysis care and related services represent the Company’s health care services.

In these unaudited consolidated financial statements, “FMC-AG & Co. KGaA,” or the “Company” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires. “Fresenius SE” and “Fresenius SE & Co. KGaA” refer to Fresenius SE & Co. KGaA. “Management AG” and the “General Partner” refer to Fresenius Medical Care Management AG which is FMC-AG & Co. KGaA’s general partner and is wholly owned by Fresenius SE. “Management Board” refers to the members of the management board of Management AG and, except as otherwise specified, “Supervisory Board” refers to the supervisory board of FMC-AG & Co. KGaA. The term “North America Segment” refers to the North America operating segment, the term “EMEA Segment” refers to the Europe, Middle East and Africa operating segment, the term “Asia-Pacific Segment” refers to the Asia-Pacific operating segment, and the term “Latin America Segment” refers to the Latin America operating segment. For further discussion of the Company’s operating segments, see note 15.

Basis of presentation

The consolidated financial statements and other financial information included in the Company’s quarterly reports on Form 6‑K and its Annual Report on Form 20‑F for 2018 were prepared in accordance with IFRS as issued by the International Accounting Standards Board (“IASB”), using the euro as the Company’s reporting currency. At September 30, 2019, there were no IFRS or International Financial Reporting Interpretation Committee (“IFRIC”) interpretations as endorsed by the European Union relevant for interim reporting that differed from IFRS as issued by the IASB. As such, the accompanying condensed interim report complies with the requirements of International Accounting Standard (“IAS”) 34, Interim Financial Reporting as well as with the rules concerning interim reporting as issued by the IASB and the conditions established by the U.S. Securities and Exchange Commission (“SEC”) for the use of IFRS for preparation of financial statements included in reports filed with the SEC.

The consolidated financial statements at September 30, 2019 and for the three and nine months ended September 30, 2019 and 2018 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company’s 2018 Annual Report on Form 20‑F. The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature.

Starting on July 1, 2018, the Company’s subsidiaries in Argentina applied IAS 29, Financial Reporting in Hyperinflationary Economies, due to the inflation in Argentina. Pursuant to IAS 29, the Company recorded a loss on its net monetary position of €17,394 for the first nine months ended September 30, 2019. The Company calculated the loss with the use of the Consumer Price Index (Índice de precios al consumidor) as published by the Argentine Statistics and Census Institute for the first nine months ended September 30, 2019, which lists the level at 253.7 index points, a 38% increase since January 1, 2019.

As a result of the implementation of IFRS 16, Leases, the Company updated its accounting policies. Refer to “Recently implemented accounting pronouncements” below for further details on the updated policies. Excluding the policies update for IFRS 16, the accounting policies applied in the accompanying consolidated financial statements are the same as those applied in the consolidated financial statements as of and for the year ended December 31, 2018.

As of December 31, 2018, “Property, plant and equipment” included leased fixed assets of €36,402 recognized in accordance with IAS 17, Leases. These are transferred to the line item “Right-of-use assets” as of the beginning of fiscal year 2019.

As of December 31, 2018, “Current portion of long-term debt” included current lease liabilities from capital leases in accordance with IAS 17 of €9,387. From 2019, these are included in the balance sheet item “Current portion of long-term lease liabilities.”

As of December 31, 2018, “Long-term debt, less current portion” included non-current lease liabilities from capital leases in accordance with IAS 17 of €26,757. From 2019, these are included in the balance sheet item “Long-term lease liabilities, less current portion.”

In the consolidated statement of cash flows, in the comparative information for the period from January 1, 2018 to September 30, 2018, the line item “Repayments of long-term debt” included repayments of lease liabilities from capital leases in accordance with IAS 17 of €7,770. In the previous periods this line item was labeled as “Repayments of long-term debt and capital lease obligations.” From 2019, these repayments are included in the line item “Repayments of lease liabilities” in accordance with IFRS 16.

In the consolidated statement of cash flows, in the comparative information for the period from January 1, 2018 to September 30, 2018, the line item “Proceeds from divestitures” included a tax payment related to the divestiture of Sound of €143,946, that was originally included in line item “Paid income taxes.”

Based on the IFRIC agenda decision relating to the applicability of IAS 12, Income Taxes, to the accounting for interest and penalties related to income taxes and an interpretation issued by the Accounting Standards Committee of Germany approved in September 2018, interest and penalties related to income taxes have been reclassified from income tax expense to interest expense, net in the amount of €1,459 and €4,827 for the three and nine months ended September 30, 2018.

The results of operations for the three and nine months ended September 30, 2019 are not necessarily indicative of the results of operations for the year ending December 31, 2019.

New accounting pronouncements

Recently implemented accounting pronouncements

The Company has prepared its consolidated financial statements at and for the three- and nine-months ended September 30, 2019 in conformity with IFRS in force for the interim periods on January 1, 2019. In the first quarter of 2019, the Company applied the following new standard relevant for its business for the first time:

IFRS 16

In January 2016, the IASB issued IFRS 16, which supersedes the current standard on lease-accounting, IAS 17, as well as the interpretations IFRIC 4, Determining whether an arrangement contains a lease, Standard Interpretations Committee (“SIC”)‑15, Operating leases-incentives and SIC‑27, Evaluating the substance of transactions in the legal form of a lease.

IFRS 16 significantly changes lessee accounting. For almost all leases, a lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments.

Leases with a total maximum term of twelve months (short-term leases) and leases for underlying assets of low-value may be exempt from balance sheet recognition by applying an accounting policy choice. Depreciation of the right-of-use asset and interest on the lease liability must be recognized in the income statement for every on-balance lease contract. Therefore, straight-line rental expenses will no longer be shown for the vast majority of the leases. The lessor accounting requirements in IAS 17 are substantially carried forward.

The Company applies the modified retrospective method in accordance with IFRS 16 as the transition method. Accordingly, the cumulative effect from first-time application is recognized in the opening balance of retained earnings as of January 1, 2019 without adjustments to the comparative information of the previous period. In the application of the modified retrospective method, the carrying amount of the lease liability at the date of the initial application is determined by discounting the remaining lease payments of lease agreements that were classified as operating leases under IAS 17 using the term-, country-, and currency-specific incremental borrowing rate at date of initial application. Furthermore, right-of-use assets are to be recognized. In the application of the modified retrospective method, the carrying amount of the right-of-use asset equals the carrying amount of the lease liability adjusted for any prepaid or accrued lease payments. For a part of the existing contracts, the Company recognizes the right-of-use asset with its carrying amount assuming the new standard had been applied since the commencement date of the lease discounted using its term-, country-, and currency-specific incremental borrowing rate at the date of initial application.

Regarding the options and exemptions available upon the initial application of IFRS 16, the Company adopted the following approach:

•	IFRS 16 is only applied to contracts that were previously identified as leases under IAS 17 and IFRIC 4.
•

Recognition, valuation and disclosure principles of IFRS 16 are not applied to lease contracts with a lease term ending in less than 12 months from the date of the initial application. The respective lease contracts are accounted for as if they were short term leases and recognized as an expense accordingly.

•	Material initial direct costs are included in the measurement of a right-of-use asset with the carrying amount assuming the new standard was applied since the commencement date of the lease.
•

Upon initial recognition no impairment review is performed. The right-of-use assets are adjusted for onerous contract provisions, recognized on the consolidated balance sheet immediately before the date of initial application.

Right-of-use assets from lease contracts are classified in accordance with the Company’s classification of property, plant and equipment:

•	Right-of-use assets: Land
•	Right-of-use assets: Buildings and improvements
•	Right-of-use assets: Machinery and equipment

In addition to the right-of-use asset categories above, prepayments on right-of-use assets are presented separately. Right-of-use assets from lease contracts and lease obligations are presented separately from property, plant and equipment and other financial debt in the consolidated balance sheet.

For lease contracts that include both lease and non-lease components that are not separable from lease components, no allocation is performed. Each lease component and any associated non-lease components are accounted for as a single lease.

Upon the initial application of IFRS 16 as of January 1, 2019, the Company recognized right-of-use assets of €4,269,755 and lease liabilities from third and related parties of €4,550,625. The cumulative effect from the first-time application is recognized in the opening balance of retained earnings (€120,364) as well as in non-controlling interests (€15,526) as of January 1, 2019.

The following table shows a reconciliation of the future minimum rental payments as of December 31, 2018 to the lease liabilities as of January 1, 2019:

Reconciliation of lease liabilities upon the initial application of IFRS 16 in € THOUS

Future minimum rental payments as of December 31, 2018 (IAS 17)	5,527,638
less short-term leases	(21,936)
less leases of low-value assets	(34,145)
other	(26,975)
Gross lease liabilities as of January 1, 2019	5,444,582
Discounting	(893,957)
Lease liabilities as a result of the initial application of IFRS 16 as of January 1, 2019	4,550,625
Lease liabilities from capital leases as of December 31, 2018 (IAS 17)	36,144
Lease liabilities as of January 1, 2019	4,586,769

The lease liabilities were discounted using the term-, country-, and currency-specific incremental borrowing rate as of January 1, 2019. The weighted average discount rate was 3.69%.

Leasing in the consolidated statements of income

The Company decided not to apply the guidance within IFRS 16 to short-term leases as well as leases for underlying assets of low-value. These lease payments will be recognized as expenses over the respective lease terms.

The following table shows the effects from lease agreements on the consolidated statements of income for the three and nine months ended September 30, 2019:

Leasing in the consolidated statements of income

in € THOUS

	For the three months	For the nine months
	ended September 30,	ended September 30,
	2019	2019
Depreciation on right-of-use assets	176,204	519,093
Impairments on right-of-use assets	18,982	18,982
Expenses relating to short-term leases	17,045	39,538
Expenses relating to leases of low-value assets	9,055	20,862
Expenses relating to variable lease payments	6,983	26,138
Interest expense on lease liabilities	42,729	127,779

Leasing in the consolidated balance sheets

At September 30, 2019, the book values of right-of-use assets consisted of the following:

Right-of-use assets

in € THOUS

September 30,
2019
Right-of-use assets: Land	27,036
Right-of-use assets: Buildings and improvements	3,957,825
Right-of-use assets: Machinery and equipment	358,447
Right-of-use assets	4,343,308

In the first nine months of fiscal year 2019, additions to right-of-use assets were €414,377.

Recent accounting pronouncements not yet adopted

The IASB issued the following new standard which is relevant for the Company:

IFRS 17, Insurance Contracts

In May 2017, the IASB issued IFRS 17, Insurance Contracts. IFRS 17 establishes principles for the recognition, measurement, presentation and disclosure related to the issuance of insurance contracts. IFRS 17 replaces IFRS 4, Insurance Contracts, which was brought in as an interim standard in 2004. IFRS 4 permitted the use of national accounting standards for the accounting of insurance contracts under IFRS. As a result of the varied application for insurance contracts there was a lack of comparability among peer groups. IFRS 17 eliminates this diversity in practice by requiring all insurance contracts to be accounted for using current values. The frequent updates to the insurance values are expected to provide more useful information to users of financial statements. IFRS 17 is effective for fiscal years beginning on or after January 1, 2021. Earlier adoption is permitted for entities that have also adopted IFRS 9, Financial Instruments and IFRS 15, Revenue from Contracts with Customers. The Company is evaluating the impact of IFRS 17 on the consolidated financial statements.

In the Company’s view, all other pronouncements issued by the IASB do not have a material impact on the consolidated financial statements.